Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 53,156	$ 7,707	¥ 36,850
Restricted cash	11,330	1,643	10,821
Short-term investments, net of allowance of RMB338 and RMB277 (US$40) as of December 31, 2021 and 2022, respectively	120,839	17,520	143,243
Accounts receivable, net of allowance of RMB2,069 and RMB2,554 (US$370) as of December 31, 2021 and 2022, respectively	11,733	1,701	9,981
Amounts due from related parties	5,432	788	1,368
Other current assets, net	10,360	1,501	11,052
Total current assets	212,850	30,860	213,315
Non-current assets:
Fixed assets, net	23,973	3,476	23,027
Licensed copyrights, net	6,841	992	7,258
Produced content, net	13,002	1,885	10,951
Intangible assets, net	1,254	182	1,689
Goodwill	22,477	3,259	22,605
Long-term investment, net	55,297	8,017	59,418
Long-term time deposits and held-to-maturity investments	23,629	3,426	7,914
Amounts due from related parties	60	9	3,487
Deferred tax assets, net	2,129	309	2,372
Operating lease right-of-use assets	10,365	1,503	12,065
Other non-current assets	19,096	2,768	15,933
Total non-current assets	178,123	25,826	166,719
Total assets	390,973	56,686	380,034
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB30,592 and RMB30,368 (US$4,402) as of December 31, 2021 and 2022, respectively):
Short-term loans	5,300	775	4,168
Accounts payable and accrued liabilities	38,014	5,512	41,384
Customer deposits and deferred revenue	13,116	1,902	13,706
Deferred income	72	10	97
Long-term loans, current portion	0	0	2
Convertible senior notes, current portion	8,305	1,204
Notes payable, current portion	6,904	1,001	10,505
Amounts due to related parties	5,067	735	1,764
Operating lease liabilities	2,809	407	2,862
Total current liabilities	79,630	11,546	74,488
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,286 and RMB6,663 (US$965) as of December 31, 2021 and 2022, respectively):
Deferred income	159	23	129
Deferred revenue	331	48	223
Amounts due to related parties	99	14	3,268
Long-term loans	13,722	1,990	12,629
Notes payable	39,893	5,784	43,120
Convertible senior notes	9,568	1,387	12,652
Deferred tax liabilities	2,898	420	3,286
Operating lease liabilities	4,810	697	5,569
Other non-current liabilities	2,058	299	718
Total non-current liabilities	73,538	10,662	81,594
Total liabilities	153,168	22,208	156,082
Commitments and contingencies
Redeemable noncontrolling interests	8,393	1,217	7,148
Equity
Additional paid-in capital	79,855	11,578	73,888
Treasury stock	(5,264)	(763)	(7,581)
Retained earnings	148,341	21,507	145,160
Accumulated other comprehensive (loss) income	546	79	(8)
Total Baidu, Inc. shareholders' equity	223,478	32,401	211,459
Noncontrolling interests	5,934	860	5,345
Total equity	229,412	33,261	216,804
Total liabilities, redeemable noncontrolling interests and equity	390,973	56,686	380,034
Class A Ordinary Shares
Equity
Ordinary shares, value	0	0	0
Class B Ordinary Shares
Equity
Ordinary shares, value	¥ 0	$ 0	¥ 0